Segmented information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Percentage of revenue contributed	80.00%
Number of countries in which entity operates	2
Hydro Quebec
Segment Reporting Information [Line Items]
Percentage of revenue contributed	11.00%	14.00%
Manitoba Hydro
Segment Reporting Information [Line Items]
Percentage of revenue contributed	13.00%	14.00%
Corporate
Segment Reporting Information [Line Items]
Number of operating segments	4
Algonquin Power Co
Segment Reporting Information [Line Items]
Number of business units	3